Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,051	$ 2,935
Less accumulated depreciation and amortization	1,771	1,694
Net property and equipment	1,280	1,241
Accumulated amortization of capital leases	112	98
Depreciation expense, including capitalized lease amortization	203	205	$ 212
Amortization expense related to capital leases	16	17	$ 16
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	193	195
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	769	733
Capital leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	162	164
Equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,927	$ 1,843